Leases - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Lessor Agreement Period	35 years
Lessor Agreement Assessed Useful life	50 years
Number of years agreement provides rental to reduce progressly	8 years
Effective interest rate for lease liabilities	8.79%		9.30%
Rental income	₨ 497	₨ 929	₨ 204
Not later than one year
Disclosure of quantitative information about right-of-use assets [line items]
Future minimum rentals receivable	0	1,074
Between 1 - 2 Years [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Future minimum rentals receivable	0	1,071
Between 2 - 3 Years [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Future minimum rentals receivable	0	1,071
Between 3 - 4 Years [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Future minimum rentals receivable	0	1,032
Between 4 - 5 Years [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Future minimum rentals receivable	0	968
More than 5 Years [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Future minimum rentals receivable	₨ 0	₨ 22,164
Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease, term of contract	5 years
Effective interest rate for lease liabilities		9.09%
Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease, term of contract	35 years
Effective interest rate for lease liabilities		9.30%
Office Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease, term of contract	12 months